Income taxes - Net Deferred Tax Assets and Liabilities (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Net amount at January 1	SFr 97.1	SFr 59.1	SFr 13.9
thereof deferred tax assets	107.8	69.5	31.7
thereof deferred tax liabilities	(10.8)	(10.5)	(17.9)
Taxes charged
to income statement	36.6	46.2	SFr 18.6
to other comprehensive income	0.1	0.7
Exchange differences	1.3	(1.6)
Net amount at December 31	SFr 59.1	SFr 13.9